Occupational healthcare obligation - Narrative (Details) - ZAR (R) R in Millions				12 Months Ended
	Dec. 19, 2019	Jul. 26, 2019	May 03, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Take-up rate (as a percent)				60.00%	66.00%	70.00%
Total settlement amount		R 5,000	R 5,000
Provision of guarantees	R 1,372			R 958	R 992	R 1,372
Legal proceedings provision				R 336	R 400	R 825	R 1,017
Occupational Healthcare provision
Disclosure of other provisions [line items]
Nominal discount rate				10.31%	9.44%	8.76%
Legal proceedings provision				R 336	R 400	R 825